SUBSCRIPTION RECEIPTS - Narrative (Details) shares in Millions, $ in Billions	Dec. 19, 2023 CAD ($) $ / shares shares
Subscription Receipts [Abstract]
Subscription receipts (in shares)	29.9
Subscription receipts, over-allotment option (in shares)	3.9
Subscription receipts price (in dollars per share) | $ / shares	42.85
Proceeds from issuing shares | $	$ 1.3